CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 35,284,786	$ 12,789,975
Restricted cash			$ 679,006
Investments	2,861,394	2,759,024
Trade accounts receivable, less allowance for doubtful accounts	2,119,022	4,402,023
Inventories, net	121,098	136,264
Prepaid income taxes	15,910	35,948
Other current assets	1,068,799	556,953
Current assets held for sale			5,337,274
Current assets held for sale		15,078,066
TOTAL CURRENT ASSETS	41,471,009	35,758,253	49,401,810
PROPERTY, PLANT AND EQUIPMENT, net	5,800,827	6,087,975
OTHER ASSETS:
Investments	3,942,825	7,109,212	250,000
Goodwill	2,086,393	2,086,393
Deferred income taxes			9,534
Operating lease right of use asset	191,134	284,251	367,909
Intangible assets, net	2,440,562	2,775,361
Other assets, net	183,373	171,619
Noncurrent assets held for sale			883,370
Non-current assets held for sale	846,000	1,283,261
TOTAL OTHER ASSETS	9,690,287	13,710,097
TOTAL ASSETS	56,962,123	55,556,325	59,150,712
CURRENT LIABILITIES:
Accounts payable	1,716,451	709,283
Accrued compensation and benefits	1,247,228	1,531,595
Operating lease liability	132,690	127,243
Other accrued liabilities	203,203	318,650
Accrued consideration		550,000
Dividends payable	34,022,195	16,147
Deferred revenue		456,912
Deferred revenue	608,712	456,912
Current liabilities held for sale		3,727,821
TOTAL CURRENT LIABILITIES	37,930,479	7,437,651	11,350,044
LONG TERM LIABILITIES:
Long-term compensation plans		116,460
Operating lease liability	69,613	167,697
Deferred revenue	397,076	310,179
TOTAL LONG-TERM LIABILITIES	466,689	623,947	408,386
STOCKHOLDERS’ EQUITY
Common stock, par value $.05 per share; 30,000,000 shares authorized	486,031	466,096	462,637
Additional paid-in capital	44,878,533	43,572,114	42,977,914
Retained earnings	(26,815,002)	4,135,284	4,649,395
Accumulated other comprehensive loss	15,393	(678,767)	(697,664)
TOTAL STOCKHOLDERS’ EQUITY	18,564,955	47,494,727	47,392,282
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 56,962,123	55,556,325	59,150,712
Cash and cash equivalents		13,092,484	13,928,504
Investments		2,759,024	9,449,650
Trade accounts receivable, less allowance for doubtful accounts		10,177,445	10,242,405
Inventories		8,696,880	8,531,112
Prepaid income taxes		35,948	72,994
Other current assets		996,472	1,160,865
PROPERTY, PLANT AND EQUIPMENT, net		7,242,072	8,238,089
Right of use asset		413,415	367,909
Intangible assets		2,775,361
Other assets		171,619
TOTAL OTHER ASSETS		12,556,000	1,510,813
Accounts payable		2,378,449	3,720,445
Accrued compensation and benefits		2,298,075	3,517,331
Operating lease liability		213,553	115,935
Other accrued liabilities		1,524,515	2,602,752
Accrued consideration		550,000
Dividends payable		16,147	200,363
Current liabilities held for sale			1,193,218
Long-term compensation plans		116,460	164,348
Operating lease liability		197,308	244,038
Deferred revenue		$ 310,179